Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31, 2022	December 31, 2021
Raw materials	$1,204	$1,477
Work in progress – cultivated cannabis	—	1,241
Work in progress – harvested cannabis and extracts	21	1,070
Finished goods – cannabis extracts	6,703	11,432
Finished goods – other	471	188
Total	$8,399	$15,408